Tax paid	12 Months Ended
Jun. 30, 2024
Tax paid
Tax paid
10	Tax paid

		2024	2023	2022
for the year ended 30 June	Note	Rm	Rm	Rm
Net amounts payable/(receivable) at beginning of year		1 465	2 410	(307)
Net interest and penalties on tax		(12)	(5)	(1)
Income tax per income statement	9	10 156	12 925	16 231
Reclassification to held for sale		—	—	34
Foreign exchange differences recognised in income statement		(10)	104	25
Translation of foreign operations		(15)	(17)	(41)
		11 584	15 417	15 941
Net tax payable per statement of financial position		(652)	(1 465)	(2 410)
tax payable		(1 108)	(1 876)	(3 142)
tax receivable		456	411	732

Per the statement of cash flows		10 932	13 952	13 531
Comprising
Normal tax
South Africa		7 939	11 500	11 739
Foreign		2 993	2 452	1 860
Dividend withholding tax		—	—	(68)
		10 932	13 952	13 531